Commitments and Contingencies (Details Narrative) - USD ($)									6 Months Ended	12 Months Ended
	Jun. 28, 2023	Jun. 20, 2023	Jun. 07, 2023	May 04, 2023	May 03, 2023	Jan. 30, 2023	Nov. 08, 2021	Nov. 05, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Underwriting cash discount per unit									$ 0.20	$ 0.20
Aggregate underwriter cash discount									$ 900,000	$ 900,000
Deferred underwriting commission fee (per unit)									$ 0.40	$ 0.40
Deferred underwriting fee payable									$ 13,800,000	$ 13,800,000
Aggregate deferred underwriting fee payable									1,470,000,000	14,700,000
Underwriter cash discount									900,000	900,000
Deferred underwriting fee payable									$ 14,700,000	$ 14,700,000	$ 14,700,000
Number of shares issued		750,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued						11,983,333
Subscription Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued					151,000
Initial capital contribution					$ 151,000
Minimum period for payment in case of liquidation					5 days
Subscription Agreement [Member] | Investor [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum period for receiving spac loan from de-spac closing					5 days
Amount of initial capital considered to issue one share					$ 10
Maximum reasonable attorney fees					$ 5,000
Subscription Agreement [Member] | Investor [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued					151,000
Common shares, par value (in dollars per share)					$ 0.0001
Subscription Agreement [Member] | Investor [Member] | Common Class A [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issuable for each $10 initial capital contribution					one
Second Subscription Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial capital contribution		$ 750,000
Minimum period for payment in case of liquidation		5 days
Second Subscription Agreement [Member] | Investor [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum period for receiving spac loan from de-spac closing		5 days
Amount of initial capital considered to issue one share		$ 10
Maximum reasonable attorney fees		$ 5,000
Second Subscription Agreement [Member] | Investor [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		1
Second Subscription Agreement [Member] | Investor [Member] | Common Class A [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issuable for each $10 initial capital contribution		one
Purchase Agreement [Member] | SSVK Associates, LLC [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			7,988,889
Purchase Agreement [Member] | Common Class A [Member] | SSVK Associates, LLC [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			1,000,000	7,988,889
Purchase price				$ 1.00
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Underwriting option period									45 days	45 days
Sale of units, net of underwriting discounts							4,500,000	4,500,000	4,500,000	4,500,000
Deferred underwriting fee payable							$ 2,700,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts							30,000,000
Payment of underwriter discount									$ 6,000,000	$ 6,000,000
Deferred underwriting fee payable									$ 13,800,000	$ 13,800,000
Deferred underwriting fee payable							$ 14,700,000
Number of shares in a unit							1
IPO [Member] | Fee Reduction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred underwriting fee forfeited	$ 9,700,000
Deferred underwriting fee payable	$ 5,000,000
Number of shares issued	500,000
Private Placement [Member] | Purchase Agreement [Member] | SSVK Associates, LLC [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				1,000,000
Private Placement [Member] | Purchase Agreement [Member] | Common Class A [Member] | SSVK Associates, LLC [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares per warrant				1